SCHEDULE OF OTHER NON CURRENT ASSETS (Details) (Parenthetical) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Prepayment of consideration	$ 11,250	¥ 78,000